DEFERRED COMPENSATION LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post Retirement Benefits [Abstract]
Restricted deposit account	$ 0	$ 0	$ 10,149
Total expense (gain) recognized	(860)	1,303	1,369
Total deferred compensation liability	$ 14,954	$ 15,814
Executive Vice President and Chief Financial Officer [Member]
Post Retirement Benefits [Abstract]
Retirement age	67 years
Imputed interest rate	2.60%	2.30%
Chairman, President and CEO [Member]
Post Retirement Benefits [Abstract]
Retirement age	72 years
Imputed interest rate	2.60%	2.30%
Required service period	15 years
Maximum benefit as a percentage of salary	66.00%
Chief Executive Officer and Chief Financial Officer [Member]
Post Retirement Benefits [Abstract]
Total expense (gain) recognized	$ (300)	$ 1,300	$ 1,800